Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Asset Retirement Obligation

The following is a reconciliation of our beginning and ending asset retirement obligation balances for 2023 and 2022 (in thousands):

	2023	2022
Balance, beginning of the year	$933	$690
Additional obligations recognized in the current year	-	168
Accretion expense	82	75
Balance, end of year	$1,015	$933